Cash and Cash Equivalents, Short-term Deposit and Restricted Cash - Schedule of Cash on Hand and Cash Held at Bank Balance, Short-term Deposit and Restricted Cash (Details)
¥ in Thousands, $ in Thousands, $ in Thousands
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 HKD ($)
US$ equivalent
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	$ 18,578			$ 30,422
US$ | Original currency
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	7,969			12,496
US$ | US$ equivalent
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	7,969			12,496
RMB | Original currency
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Cash on hand and cash held at bank balance and short-term deposit | ¥		¥ 19,874			¥ 59,912
RMB | US$ equivalent
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	3,077			9,182
HKD | Original currency
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Cash on hand and cash held at bank balance and short-term deposit			$ 7,270			$ 8,236
HKD | US$ equivalent
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	936			1,062
Others | US$ equivalent
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	$ 6,596			$ 7,682